Multiemployer Benefit Plans (U.S. Multi-Employer Plan) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013 agreements		Dec. 29, 2012		Dec. 31, 2011
UFCW Northern California Employers Joint Pension Trust Fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	$ 77.4		$ 72.9		$ 69.3
Total collective bargaining agreements (agreements)	20
Most significant collective bargaining agreements (agreements)	14
Most significant collective bargaining agreements, % headcount	93.00%	[1]
Western Conference of Teamsters Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	45.7		43.9		44.2
Total collective bargaining agreements (agreements)	46
Most significant collective bargaining agreements (agreements)	1
Most significant collective bargaining agreements, % headcount	28.00%	[1]
Southern California United Food and Commercial Workers Unions and Food Employers Joint Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	42.1		39.3		36.8
Total collective bargaining agreements (agreements)	14
Most significant collective bargaining agreements (agreements)	12
Most significant collective bargaining agreements, % headcount	99.00%	[1]
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	19.5		23.5		23.2
Total collective bargaining agreements (agreements)	7
Most significant collective bargaining agreements (agreements)	4
Most significant collective bargaining agreements, % headcount	97.00%	[1]
Bakery and Confectionery Union and Industry International Pension Fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	13.3		12.4		12.1
Total collective bargaining agreements (agreements)	39
Most significant collective bargaining agreements (agreements)	5
Most significant collective bargaining agreements, % headcount	39.00%	[1]
Sound Retirement Trust (Formerly Retail Clerks Pension Trust) [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	12.2		11.2		10.1
Total collective bargaining agreements (agreements)	39
Most significant collective bargaining agreements (agreements)	3
Most significant collective bargaining agreements, % headcount	53.00%	[1]
Rocky Mountain UFCW Unions and Employers Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	11.4		11.3		11.8
Total collective bargaining agreements (agreements)	45
Most significant collective bargaining agreements (agreements)	8
Most significant collective bargaining agreements, % headcount	56.00%	[1]
Desert States Employers and UFCW Unions Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	9.5		10.5		9.9
Total collective bargaining agreements (agreements)	4
Most significant collective bargaining agreements (agreements)	2
Most significant collective bargaining agreements, % headcount	97.00%	[1]
Denver Area Meat Cutters and Employers Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	5.0		5.0		5.4
Total collective bargaining agreements (agreements)	43
Most significant collective bargaining agreements (agreements)	8
Most significant collective bargaining agreements, % headcount	53.00%	[1]
Mid-Atlantic UFCW and Participating Employers Pension Fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	5.0	[2]
Total collective bargaining agreements (agreements)	7	[2]
Most significant collective bargaining agreements (agreements)	4	[2]
Most significant collective bargaining agreements, % headcount	97.00%	[1],[2]
Oregon Retail Employees Pension Trust [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	4.5		4.2		4.1
Total collective bargaining agreements (agreements)	34
Most significant collective bargaining agreements (agreements)	4
Most significant collective bargaining agreements, % headcount	43.00%	[1]
Washington Meat Industry Pension Trust [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	3.2		3.0		2.7
Total collective bargaining agreements (agreements)	12
Most significant collective bargaining agreements (agreements)	4
Most significant collective bargaining agreements, % headcount	80.00%	[1]
Alaska United Food and Commercial Workers Pension Trust [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	2.0		1.9		1.9
Total collective bargaining agreements (agreements)	10
Most significant collective bargaining agreements (agreements)	1
Most significant collective bargaining agreements, % headcount	49.00%	[1]
Safeway Multiple Employer Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	1.9	[3]	2.4	[3]	0	[3]
Retail Food Employers and UFCW Local 711 Pension Trust Fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	1.6		1.5		1.5
Total collective bargaining agreements (agreements)	3
Most significant collective bargaining agreements (agreements)	2
Most significant collective bargaining agreements, % headcount	98.00%	[1]
Central Pension Fund of the International Union of Operating Engineers and Participating Employers [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	1.5		1.5		1.4
Total collective bargaining agreements (agreements)	6
Most significant collective bargaining agreements (agreements)	2
Most significant collective bargaining agreements, % headcount	45.00%	[1]
Alaska Teamster Employer Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	1.0		1.0		1.0
Total collective bargaining agreements (agreements)	3
Most significant collective bargaining agreements (agreements)	2
Most significant collective bargaining agreements, % headcount	85.00%	[1]
Other Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	2.4		3.2		2.8
Total Safeway Contributions to US Multiemployer Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Safeway contributions	$ 259.2		$ 248.7		$ 238.2

[1]	Employees on which Safeway may contribute under these most significant collective bargaining agreements as a percent of all employees on which Safeway may contribute to the respective fund.
[2]	The Mid-Atlantic UFCW & Participating Employers Pension Fund is a multiemployer plan effective January 1, 2013 which provides future service benefits to participants who would have otherwise earned future service under the Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund. The plan is not expected to be subject to zone status certification or notice or establishment of a funding improvement plan or a rehabilitation plan as per section 432(a) of the Internal Revenue Code since those provisions are required for multiemployer plans in effect on July 16, 2006.
[3]	The Safeway Multiple Employer Retirement Plan (“SMERP”) is a multiple employer plan as defined in the Internal Revenue Code. However, the SMERP is characterized as a multiemployer plan by the FASB, even though it is not maintained pursuant to any collective bargaining agreements to which Safeway is party. The plan may be subject to statutory annual minimum contributions based on complex actuarial calculations. Additionally, it has no PPA zone status and is not subject to establishment of a funding improvement plan or a rehabilitation plan or other PPA provisions that apply to multiemployer plans.